Property, plant and equipment - Carrying Amount (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment fully owned	€ 40,707
Right-of-use assets	25,345	€ 26,400
Total property, plant and equipment	€ 66,052		€ 23,137	€ 16,692